Annual Fund Operating Expenses - Putnam Focused Large Cap Growth ETF - -	Dec. 30, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.50%

[1]	Management fees of the fund have been restated to reflect the reduced management fee effective July 1, 2025. Consequently, the total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.